Intrinsic value of stock options - Stock-Based Compensation (Details 4) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted Average Grant Date Fair Value of Options Granted	$ 0.033	$ 0.09	$ 0.21
Aggregate Intrinsic Value of Options Exercised	$ 178,040	$ 119,214	$ 166,681
Cash Received for Exercise of Stock Options	$ 5,180	$ 1,299	$ 577